Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 635,740	$ 634,139	$ 703,696
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	40,822	35,090	31,683
Share-based compensation	35,022	30,000	28,821
Non-cash contribution to 401(k) plan	8,735	8,862	6,746
Provision for doubtful accounts	4,285	7,158	8,539
Loss (gain) on sale of property and equipment	536	(143)	(1,624)
Deferred income tax provision (benefit)	229	(7,179)	13,466
Other income from investment in unconsolidated entity	(30,501)	(26,177)	(22,671)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable, net	(85,555)	(36,035)	(60,154)
Inventories, net	(41,678)	64,620	(259,860)
Accounts payable and other liabilities	197,765	(162,042)	121,993
Other, net	7,702	13,661	1,329
Net cash provided by operating activities	773,102	561,954	571,964
Cash flows from investing activities:
Purchases of short-term cash investments	(255,669)	0	0
Capital expenditures	(30,090)	(35,478)	(35,652)
Business acquisitions, net of cash acquired	(5,173)	(3,822)	(47)
Investment in unconsolidated entity	0	(2,849)	0
Other investment	0	(500)	0
Proceeds from sale of property and equipment	262	1,306	1,863
Net cash used in investing activities	(290,670)	(41,343)	(33,836)
Cash flows from financing activities:
Dividends on common stock	(423,521)	(382,646)	(332,447)
Repurchases of common stock to satisfy employee withholding tax obligations	(39,673)	(2,828)	(87,107)
Net (repayments) proceeds under current revolving credit agreement	(15,400)	15,400	0
Net repayments of finance lease liabilities	(6,027)	(4,045)	(3,042)
Distributions to non-controlling interest	0	(73,589)	(69,184)
Net repayments under prior revolving credit agreement	0	(56,400)	(32,600)
Payment of fees related to revolving credit agreement	0	(844)	0
Proceeds from non-controlling interest for investment in unconsolidated entity	0	570	0
Proceeds from Dividend Reinvestment Plan	13,224	0	0
Proceeds from issuances of Common stock under employee related plans	31,083	29,127	20,422
Net proceeds from the sale of Common stock	281,784	15,179	0
Net cash used in financing activities	(158,530)	(460,076)	(503,958)
Effect of foreign exchange rate changes on cash and cash equivalents	(7,743)	2,072	(4,933)
Net increase in cash and cash equivalents	316,159	62,607	29,237
Cash and cash equivalents at beginning of year	210,112	147,505	118,268
Cash and cash equivalents at end of year	$ 526,271	$ 210,112	$ 147,505